CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities
Net loss	¥ (1,523,564)	$ (220,897)	¥ (3,849,838)	¥ (1,649,174)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	100,800	14,600	123,473	135,659
Amortization of intangible assets	1,220	177	3,087	3,812
Share-based compensation	91,367	13,247	810,178	59,476
Non cash expenses items	29,707	4,307
Amortization of convertible note and loan			12,106	5,794
Change in fair value of option and embedded conversion feature			(79,386)	(5,216)
Losses from disposal of property and equipment	154,017	22,330	7,006	10,201
Share of results of equity investees	1,800	261	287	780
Change in fair value of short - term investments	218,089	31,620	29,636
Impairment loss of assets	131,547	19,072
Changes in operating assets and liabilities:
Accounts receivable, net	75,076	10,885	(50,841)	13,823
Prepayments and other current assets	204,104	29,592	(79,442)	125,507
Inventories, net	149,532	21,680	26,579	(4,396)
Operating lease right-of-use assets, net	648,283	93,992	(178,639)	207,852
Other non-current assets	7,915	1,148	10,199	7,924
Accounts payable	(301,024)	(43,644)	437,160	(332,380)
Deferred revenue	(27,376)	(3,969)	47,926	8,816
Accrued expenses and other current liabilities	(66,599)	(9,656)	(40,795)	(6,625)
Lease liabilities	(581,507)	(84,311)	157,334	(193,641)
Other non-current liability	3,895	565	24,930
Net Cash used in Operating Activities	(682,675)	(98,980)	(2,589,040)	(1,611,788)
Cash Flows from Investing Activities
Purchase of property and equipment	(26,696)	(3,871)	(136,810)	(68,959)
Purchase of intangible assets			(1,522)	(5,349)
Purchase of short-term investments			(1,417,426)	(2,991,232)
Maturity of short-term investments	580,469	84,160	661,255	2,872,106
Proceeds from disposal of property and equipment	4,844	703	851	3,773
Cash received (paid) from long-term investments	22,628	3,281	(14,700)	(45,348)
Acquisition of a business, net of cash and cash equivalents acquired			524
Net Cash used in Investing Activities	581,245	84,273	(907,828)	(235,009)
Cash Flows from Financing Activities
Proceeds from issuance of convertible redeemable preferred shares, net			2,246,824	1,136,109
Proceeds from short-term borrowings	8,309	1,205	2,242,175	1,525,014
Proceeds from issuance of ordinary shares, net of issuance costs			1,621,154
Repayment of short-term borrowings	(939,475)	(136,211)	(2,168,968)	(900,013)
Proceeds from issuance of convertible note and loan				278,870
Repayment of convertible note and loan			(259,020)
Capital injection from non-controlling interest shareholders	1,200	174	9,000
Proceeds from the issuance of the convertible redeemable preferred shares to non-controlling interest shareholders				235,000
Net Cash provided by/ (used in) Financing Activities	(929,966)	(134,832)	3,691,165	2,274,980
Effects of exchange rate changes on cash and cash equivalents and restricted cash	(16,319)	(2,365)	(20,008)	(66,899)
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(1,047,715)	(151,904)	174,289	361,284
Cash, cash equivalents and restricted cash at beginning of the year	1,096,671	159,002	922,382	561,098
Cash, cash equivalents and restricted cash at end of the year	48,956	7,098	1,096,671	922,382
Supplemental disclosures of cash flow information
Cash paid for interest	¥ (4,758)	$ (690)	(58,374)	(33,486)
Supplemental schedule of non-cash investing and financing activities
Accretion of convertible redeemable preferred shares to redemption value			313,680	508,321
Accretion of convertible redeemable non-controlling preferred shares to redemption value			4,296	6,750
Payables related to purchase of property and equipment			¥ 9,946	¥ 4,347